Trade Payables and Other (Tables)	12 Months Ended
Dec. 31, 2018
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Detailed Information about Trade Payables and Other

	At December 31, 2018		At December 31, 2017
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	685	—	717

Fixed assets payables	—	30	—	27
Employees’ entitlements	—	160	—	159
Taxes payable other than income tax	—	16	—	12
Deferred revenue (until December 31, 2017)	—	—	34	10
Contract liabilities (from January 1, 2018)	9	68	—	—
Other payables	18	9	20	5

Total Other	27	283	54	213

Total Trade payables and other	27	968	54	930

Detailed information of contract liabilities

	At December 31, 2018		At January 1, 2018
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	—	—	14	—
Advance payment from customers	7	9	18	9
Unrecognized variable consideration (A)	2	57	—	41
Other	—	2	—	1

Total Contract liabilities	9	68	32	51

(A)	Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.